Cash Flow Analysis - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 40	€ 767	€ 354
Payments on investments in companies, net of cash and cash equivalents acquired	(128)	(54)	(3,181)
DTS
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	(36)	(697)
GVT
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	0	(2,450)
E-Plus
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(85)	0	0
Minodes GmbH
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(9)	0	0
Co-trade GmbH
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(20)	0	0
Other companies
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(14)	(18)	(34)
Televisión Federal S.A.- TELEFE Provision and operation TV and radio broadcasting-services
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	306	0
Telefónica United Kingdom
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	399	0
Yourfone GmbH
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	57
Telefónica Czech Republic, a.s.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	313
China Unicom Broadband Online Limited Corp.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	28	2	0
Other companies
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 12	€ 60	€ (16)